Lease liabilities - Disclosure of maturity analysis of operating lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Gross lease liabilities	€ 185,217	€ 167,376
Within one year
Lease liabilities
Gross lease liabilities	53,348	37,824
Later than one year and not later than two years
Lease liabilities
Gross lease liabilities	30,506	32,651
Later than two years and not later than three years
Lease liabilities
Gross lease liabilities	24,663	26,034
Beyond three years
Lease liabilities
Gross lease liabilities	€ 76,700	€ 70,867